UNAUDITED CONDENSED BALANCE SHEET (Parenthetical)	Dec. 31, 2020 $ / shares shares
Stockholders' Equity Attributable to Parent [Abstract]
Preferred Stock, Par or Stated Value Per Share | $ / shares	$ 0.0001
Preferred Stock, Shares Authorized	1,000,000
Preferred Stock, Shares Issued	0
Preferred Stock, Shares Outstanding	0
Common Class A [Member]
Liabilities and Shareholders' Equity:
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.0001
Ordinary shares subject to possible redemption (in shares)	14,023,673
Temporary Equity, Redemption Price Per Share | $ / shares	$ 10.00
Stockholders' Equity Attributable to Parent [Abstract]
Common Stock, Par or Stated Value Per Share | $ / shares	$ 0.0001
Common Stock, Shares Authorized	479,000,000
Common Stock, Shares, Issued	1,425,327
Common Stock, Shares, Outstanding	1,425,327
Common Class B [Member]
Stockholders' Equity Attributable to Parent [Abstract]
Common Stock, Par or Stated Value Per Share | $ / shares	$ 0.0001
Common Stock, Shares Authorized	20,000,000
Common Stock, Shares, Issued	3,737,500
Common Stock, Shares, Outstanding	3,737,500